Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
INCOME TAXES
Federal	$ (4,595,000)	$ (1,776,000)
State	(991,000)	(364,000)
Foreign	(533,000)	(294,000)
Subtotal	(6,119,000)	(2,434,000)
Valuation allowance	6,119,000	2,434,000
Total	0	0
Current
State, Current	0	0
Federal, Current	0	0
Foreign, Current	0	0
Subtotal, Current	0	0
Valuation allowance, Current	0	0
Total, Current	0	0
Deferred
Federal, Deferred	(4,595,000)	(1,776,000)
State, Deferred	(991,000)	(364,000)
Foreign, Deferred	(533,000)	(294,000)
Subtotal, Deferred	(6,119,000)	(2,434,000)
Valuation allowance, Deferred	6,119,000	2,434,000
Total, Deferred	$ 0	$ 0